Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2.               Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2024 Annual Report. During the six months ended June 30, 2025, except for the accounting policy described below, there were no other significant changes to the Company’s significant accounting policies or recent accounting pronouncements issued that the Company expects to have a potential impact on its consolidated financial statements.

Available-for-Sale Debt Securities

In accordance with ASC 320, Investments—Debt Securities, debt securities that the Company does not intend to hold to maturity and that are not classified as trading are classified as available-for-sale (“AFS”). AFS securities are measured at fair value, with unrealized gains and losses recognized in Other Comprehensive Income/(Loss) and realized gains and losses reclassified in earnings when the securities are sold, mature, or are deemed impaired.

The Company evaluates its AFS debt securities for credit losses at least quarterly. The Company holds bonds issued by Attica Bank. As of June 30, 2025, no allowance for credit losses has been recorded on the AFS debt security, consistent with the Company’s assessment that the security is investment-grade and shows no indication of credit impairment. Interest income is accrued using the effective interest method and reported under Interest income and other income/(loss).

AFS securities are presented in the balance sheet as either current or non-current assets based on management’s intended use. AFS securities are classified as current assets when management intends to use the portfolio to fund current operations, regardless of whether disposal is planned within the next 12 months. Otherwise, they are classified as non-current assets.